General information / Summary of significant accounting policies (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 segment country	Dec. 31, 2012	Dec. 31, 2011	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]
Accounting Policies [Line Items]
Number of countries in which entity operates (in countries)	14
Number of operating segments (in segments)	2
Non-consolidated ownership percentage								39.94%	40.08%	[1]
Evaluation tools useful lives in years	5 years
Sale period to qualify as asset held-for-sale	1 year
Assets Held-for-sale, sale period if circumstances prevent sale within one year (beyond one year)	1 year
Deferred revenues from installations	€ 3.9	€ 3.5	€ 6.3
Warranty period						1 year	2 years
Percentage of stake sold				12.00%	11.88%

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.